PROPERTY, PLANT & EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
PROPERTY, PLANT & EQUIPMENT
Total fixed assets		$ 1,975,213				$ 1,111,175
Less- accumulated depreciation and amortization		(884,909)				(692,534)
Property, plant & equipment, net	$ 910,131	1,090,304	$ 893,509	$ 337,434	$ 376,084	418,641	$ 338,944	$ 364,838	$ 331,144
Office and laboratory equipment
PROPERTY, PLANT & EQUIPMENT
Total fixed assets		1,661,316				797,278
Computer software
PROPERTY, PLANT & EQUIPMENT
Total fixed assets		4,000				4,000
Leasehold improvements
PROPERTY, PLANT & EQUIPMENT
Total fixed assets		$ 309,897				$ 309,897